Business Acquisitions (Details) - Part 4 - USD ($)				12 Months Ended
	Dec. 31, 2023	Nov. 08, 2023	Dec. 16, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Nov. 18, 2022
Business Acquisitions [Line Items]
Interest	75.00%			75.00%			12.00%
Combined acquisitions				$ 1,014,000
Exchange payment		$ 800,000
Official closing price		400,000		$ 400,000
Share issued (in Shares)	18,659			18,659
Holdback agreement paid		200,000
Real estate purchase agreement exchange		$ 590,000
Amortization expense				$ 23,220	$ 111,045
Old 41 Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Consideration transferred, total			$ 665,000
Sale in exchange			$ 800,000
Conversion price discount	25.00%			25.00%
Combined acquisitions	$ 1,465,000
Old 41 Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Maturity date	Sep. 09, 2027
Convertible note	$ 50,000
Interest	6.00%			6.00%
Valley Veterinary Hospital [Member]
Business Acquisitions [Line Items]
Combined acquisitions	$ 1,790,000			$ 1,790,000		$ 1,790,000
Convertible Notes Payable [Member] | Old 41 Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Financed loan provided	$ 1,208,000			$ 1,208,000
Class A Ordinary Share [Member]
Business Acquisitions [Line Items]
Share issued (in Shares)		1
Class A Ordinary Share [Member] | Valley Veterinary Hospital [Member]
Business Acquisitions [Line Items]
Share issued (in Shares)		1